Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 11, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between “compensation actually paid” (or “CAP”) to our principal executive officer (“PEO”) and other NEOs (“non-PEO NEOs”) and certain measures of our financial performance for each of the last five completed fiscal years. In determining the CAP to our NEOs, we make various adjustments to amounts reported in the Summary Compensation Table (“SCT”), as the SEC’s valuation methods for this section differ from those required in the SCT. Note that for our non-PEO NEOs, the CAP for each year is reported as an average of the CAP for such non-PEO NEOs for that year. It is important to note that CAP does not represent the actual amount of pay that has been fully earned or realized, either in the fiscal year set forth in the table or at all. For a description of our executive compensation program and the alignment of executive compensation and performance for our PEO and our non-PEO NEOs, please refer to the Compensation Discussion and Analysis section of this Proxy Statement.

Year	Summary Comp Table for First PEO(1)	Summary Comp Table for Second PEO(1)	Comp Actually Paid to First PEO(1)(2)	Comp Actually Paid to Second PEO(1)(2)	Average Summary Comp Table Total for Non-PEO NEOs(3)	Average Comp Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (GAAP, in thousands)(6)	Operating Profit (GAAP, in thousands)(7)
							Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2025	$—	$6,163,092	$—	$1,774,865	$2,112,075	$1,176,709	$134	$108	$1,216	$14,080
2024	$6,977,354	$8,431,528	$6,356,458	$9,170,834	$2,080,150	$1,773,505	$170	$103	$39,217	$63,136
2023	$5,100,604	$1,889,569	$4,973,390	$1,855,877	$1,446,954	$1,336,943	$167	$91	$83,994	$22,172
2022	$4,831,571	$1,534,449	$7,726,443	$1,771,355	$1,580,011	$1,887,872	$168	$82	$28,182	$45,519
2021	$4,628,135	$1,583,143	$10,868,485	$2,348,267	$2,056,418	$2,966,573	$151	$112	$13,254	$18,809

(1)
The First PEO is our former Chief Executive Officer, Patrick Harshman, who resigned in June 2024. The Second PEO is Nimrod Ben-Natan, who was appointed President and Chief Executive Officer in June 2024. Represents the total compensation paid to our PEOs in each listed year, as shown in the SCT of this Proxy Statement for 2023–2025 and in the SCT of prior year proxy statements for 2021 and 2022.

(2)
The CAP does not mean that our PEOs were was actually paid those amounts in the listed year, or that our non-PEO NEOs were actually paid those amounts averaged and shown in the listed year, but these are dollar amounts derived from the starting point of SCT total compensation under the methodology prescribed under the relevant SEC rules as shown in the adjustment table below. For non-PEO NEOs, the indicated figures in the table show an average of each such figure for all such non-PEO NEOs in each listed year. The methodologies used for determining the fair values shown in the adjustment table below, including use of a Monte-Carlo methodology to determine fair value of TSR awards, are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Note that we have not reported any amounts in our SCT with respect to “Change in Pension and Nonqualified Deferred Compensation,” and we do not maintain any defined benefit or actuarial pension plans for our NEO’s. Accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

	First PEO					Second PEO					Non-PEO NEOs (average)
	2021	2022	2023	2024	2025	2021	2022	2023	2024	2025	2021	2022	2023	2024	2025
Summary Compensation Table Total	$4,628,135	$4,831,571	$5,100,604	$6,977,354	$—	$1,583,143	$1,534,449	$1,889,569	$8,431,528	$6,163,092	$2,056,418	$1,580,011	$1,446,954	$2,080,150	$2,112,075
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(3,069,282)	$(3,116,592)	$(3,994,583)	$(6,627,517)	$—	$(820,691)	$(766,796)	$(1,404,668)	$(7,408,105)	$(4,927,562)	$(1,271,651)	$(751,151)	$(1,039,094)	$(1,406,740)	$(1,253,694)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$5,343,927	$5,003,296	$3,690,647	$6,052,658	$—	$1,276,630	$1,068,619	$1,231,477	$8,189,677	$4,530,367	$1,876,882	$1,072,004	$886,411	$1,128,760	$1,157,823
Adjust for Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$3,778,266	$1,957,765	$9,981	$(232,840)	$—	$198,153	$70,527	$(2,582)	$(43,057)	$(3,283,670)	$206,713	$132,497	$10,791	$(16,387)	$(514,534)
Adjust for Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$108,012	$—	$—	$—	$—	$18,002	$—	$—
Adjust for Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$187,439	$(949,597)	$166,741	$186,802	$—	$111,032	$(135,444)	$34,069	$791	$(707,362)	$98,210	$(145,489)	$13,880	$(12,277)	$(324,961)
Subtract Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$10,868,485	$7,726,443	$4,973,390	$6,356,458	$—	$2,348,267	$1,771,355	$1,855,877	$9,170,834	$1,774,865	$2,966,573	$1,887,872	$1,336,943	$1,773,505	$1,176,709

(3)
This figure is the average of the total compensation paid to our non-PEO NEOs in each listed year, as shown in the SCT of this Proxy Statement and prior year proxy statements for such listed year. The non-PEO NEOs for 2025 were Timothy Chu, Neven Haltmayer and Walter Jankovic; for 2024 were Timothy Chu, Neven Haltmayer, Walter Jankovic and Ian Graham; for 2023 were Walter Jankovic, Nimrod Ben-Natan, Neven Haltmayer, Ian Graham, Sanjay Kalra and Jeremy Rosenberg; and for 2021 and 2022 were Sanjay Kalra, Nimrod Ben-Natan, Neven Haltmayer and Ian Graham.

(4)
Total shareholder return (“TSR”) is calculated by assuming that a $100 investment was made on the last trading day prior to the first fiscal year reported in the table and reinvesting all dividends, if any, until the last day of each listed year.

(5)
The peer group used is the Nasdaq Telecommunications Index, as used in the Company’s performance graph in our annual report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported in the table and reinvesting all dividends, if any, until the last day of each listed year.

(6)
The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements. For 2025, net income is for continuing operations (i.e., Broadband business segment) only.

(7)
In the Company’s assessment, operating profit as reflected in the Company’s audited financial statements is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in each of the listed years to link compensation actually paid to performance. Operating profit is determined by subtracting operating expense from gross profit, and gross profit is determined by subtracting cost of revenue from net revenue. For 2025, operating profit is for continuing operations (i.e., Broadband business segment) only.

Company Selected Measure Name			operating profit
Named Executive Officers, Footnote
(1)
The First PEO is our former Chief Executive Officer, Patrick Harshman, who resigned in June 2024. The Second PEO is Nimrod Ben-Natan, who was appointed President and Chief Executive Officer in June 2024. Represents the total compensation paid to our PEOs in each listed year, as shown in the SCT of this Proxy Statement for 2023–2025 and in the SCT of prior year proxy statements for 2021 and 2022.

(3)
This figure is the average of the total compensation paid to our non-PEO NEOs in each listed year, as shown in the SCT of this Proxy Statement and prior year proxy statements for such listed year. The non-PEO NEOs for 2025 were Timothy Chu, Neven Haltmayer and Walter Jankovic; for 2024 were Timothy Chu, Neven Haltmayer, Walter Jankovic and Ian Graham; for 2023 were Walter Jankovic, Nimrod Ben-Natan, Neven Haltmayer, Ian Graham, Sanjay Kalra and Jeremy Rosenberg; and for 2021 and 2022 were Sanjay Kalra, Nimrod Ben-Natan, Neven Haltmayer and Ian Graham.

Peer Group Issuers, Footnote
(5)
The peer group used is the Nasdaq Telecommunications Index, as used in the Company’s performance graph in our annual report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported in the table and reinvesting all dividends, if any, until the last day of each listed year.

Adjustment To PEO Compensation, Footnote
(2)
The CAP does not mean that our PEOs were was actually paid those amounts in the listed year, or that our non-PEO NEOs were actually paid those amounts averaged and shown in the listed year, but these are dollar amounts derived from the starting point of SCT total compensation under the methodology prescribed under the relevant SEC rules as shown in the adjustment table below. For non-PEO NEOs, the indicated figures in the table show an average of each such figure for all such non-PEO NEOs in each listed year. The methodologies used for determining the fair values shown in the adjustment table below, including use of a Monte-Carlo methodology to determine fair value of TSR awards, are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Note that we have not reported any amounts in our SCT with respect to “Change in Pension and Nonqualified Deferred Compensation,” and we do not maintain any defined benefit or actuarial pension plans for our NEO’s. Accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

	First PEO					Second PEO					Non-PEO NEOs (average)
	2021	2022	2023	2024	2025	2021	2022	2023	2024	2025	2021	2022	2023	2024	2025
Summary Compensation Table Total	$4,628,135	$4,831,571	$5,100,604	$6,977,354	$—	$1,583,143	$1,534,449	$1,889,569	$8,431,528	$6,163,092	$2,056,418	$1,580,011	$1,446,954	$2,080,150	$2,112,075
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(3,069,282)	$(3,116,592)	$(3,994,583)	$(6,627,517)	$—	$(820,691)	$(766,796)	$(1,404,668)	$(7,408,105)	$(4,927,562)	$(1,271,651)	$(751,151)	$(1,039,094)	$(1,406,740)	$(1,253,694)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$5,343,927	$5,003,296	$3,690,647	$6,052,658	$—	$1,276,630	$1,068,619	$1,231,477	$8,189,677	$4,530,367	$1,876,882	$1,072,004	$886,411	$1,128,760	$1,157,823
Adjust for Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$3,778,266	$1,957,765	$9,981	$(232,840)	$—	$198,153	$70,527	$(2,582)	$(43,057)	$(3,283,670)	$206,713	$132,497	$10,791	$(16,387)	$(514,534)
Adjust for Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$108,012	$—	$—	$—	$—	$18,002	$—	$—
Adjust for Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$187,439	$(949,597)	$166,741	$186,802	$—	$111,032	$(135,444)	$34,069	$791	$(707,362)	$98,210	$(145,489)	$13,880	$(12,277)	$(324,961)
Subtract Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$10,868,485	$7,726,443	$4,973,390	$6,356,458	$—	$2,348,267	$1,771,355	$1,855,877	$9,170,834	$1,774,865	$2,966,573	$1,887,872	$1,336,943	$1,773,505	$1,176,709

Non-PEO NEO Average Total Compensation Amount			$ 2,112,075	$ 2,080,150	$ 1,446,954	$ 1,580,011	$ 2,056,418
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,176,709	1,773,505	1,336,943	1,887,872	2,966,573
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The CAP does not mean that our PEOs were was actually paid those amounts in the listed year, or that our non-PEO NEOs were actually paid those amounts averaged and shown in the listed year, but these are dollar amounts derived from the starting point of SCT total compensation under the methodology prescribed under the relevant SEC rules as shown in the adjustment table below. For non-PEO NEOs, the indicated figures in the table show an average of each such figure for all such non-PEO NEOs in each listed year. The methodologies used for determining the fair values shown in the adjustment table below, including use of a Monte-Carlo methodology to determine fair value of TSR awards, are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Note that we have not reported any amounts in our SCT with respect to “Change in Pension and Nonqualified Deferred Compensation,” and we do not maintain any defined benefit or actuarial pension plans for our NEO’s. Accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

	First PEO					Second PEO					Non-PEO NEOs (average)
	2021	2022	2023	2024	2025	2021	2022	2023	2024	2025	2021	2022	2023	2024	2025
Summary Compensation Table Total	$4,628,135	$4,831,571	$5,100,604	$6,977,354	$—	$1,583,143	$1,534,449	$1,889,569	$8,431,528	$6,163,092	$2,056,418	$1,580,011	$1,446,954	$2,080,150	$2,112,075
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(3,069,282)	$(3,116,592)	$(3,994,583)	$(6,627,517)	$—	$(820,691)	$(766,796)	$(1,404,668)	$(7,408,105)	$(4,927,562)	$(1,271,651)	$(751,151)	$(1,039,094)	$(1,406,740)	$(1,253,694)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$5,343,927	$5,003,296	$3,690,647	$6,052,658	$—	$1,276,630	$1,068,619	$1,231,477	$8,189,677	$4,530,367	$1,876,882	$1,072,004	$886,411	$1,128,760	$1,157,823
Adjust for Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$3,778,266	$1,957,765	$9,981	$(232,840)	$—	$198,153	$70,527	$(2,582)	$(43,057)	$(3,283,670)	$206,713	$132,497	$10,791	$(16,387)	$(514,534)
Adjust for Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$108,012	$—	$—	$—	$—	$18,002	$—	$—
Adjust for Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$187,439	$(949,597)	$166,741	$186,802	$—	$111,032	$(135,444)	$34,069	$791	$(707,362)	$98,210	$(145,489)	$13,880	$(12,277)	$(324,961)
Subtract Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$10,868,485	$7,726,443	$4,973,390	$6,356,458	$—	$2,348,267	$1,771,355	$1,855,877	$9,170,834	$1,774,865	$2,966,573	$1,887,872	$1,336,943	$1,773,505	$1,176,709

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Important Performance Measures
The list below includes financial and certain other performance measures that in our assessment represent the most important performance measures used to link the compensation of our PEO and non-PEO NEOs, for 2025, to Company performance. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures
Operating Profit (continuing operations)
Bookings (continuing operations)
Video Business Operating Profit
Relative TSR vs. Nasdaq Telecommunications Index

Total Shareholder Return Amount			$ 134	170	167	168	151
Peer Group Total Shareholder Return Amount			108	103	91	82	112
Net Income (Loss)			$ 1,216,000	$ 39,217,000	$ 83,994,000	$ 28,182,000	$ 13,254,000
Company Selected Measure Amount			14,080,000	63,136,000	22,172,000	45,519,000	18,809,000
PEO Name	Patrick Harshman	Nimrod Ben-Natan	Nimrod Ben-Natan		Patrick Harshman	Patrick Harshman	Patrick Harshman
Measure:: 1
Pay vs Performance Disclosure
Name			Operating Profit (continuing operations)
Measure:: 2
Pay vs Performance Disclosure
Name			Bookings (continuing operations)
Measure:: 3
Pay vs Performance Disclosure
Name			Video Business Operating Profit
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR vs. Nasdaq Telecommunications Index
Mr. Patrick Harshman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 6,977,354	$ 5,100,604	$ 4,831,571	$ 4,628,135
PEO Actually Paid Compensation Amount			0	6,356,458	4,973,390	7,726,443	10,868,485
Mr. Nimrod Ben-Natan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,163,092	8,431,528	1,889,569	1,534,449	1,583,143
PEO Actually Paid Compensation Amount			1,774,865	9,170,834	1,855,877	1,771,355	2,348,267
PEO | Mr. Patrick Harshman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(6,627,517)	(3,994,583)	(3,116,592)	(3,069,282)
PEO | Mr. Patrick Harshman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	6,052,658	3,690,647	5,003,296	5,343,927
PEO | Mr. Patrick Harshman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(232,840)	9,981	1,957,765	3,778,266
PEO | Mr. Patrick Harshman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Patrick Harshman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	186,802	166,741	(949,597)	187,439
PEO | Mr. Patrick Harshman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Nimrod Ben-Natan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,927,562)	(7,408,105)	(1,404,668)	(766,796)	(820,691)
PEO | Mr. Nimrod Ben-Natan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,530,367	8,189,677	1,231,477	1,068,619	1,276,630
PEO | Mr. Nimrod Ben-Natan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,283,670)	(43,057)	(2,582)	70,527	198,153
PEO | Mr. Nimrod Ben-Natan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	108,012	0	0
PEO | Mr. Nimrod Ben-Natan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(707,362)	791	34,069	(135,444)	111,032
PEO | Mr. Nimrod Ben-Natan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,253,694)	(1,406,740)	(1,039,094)	(751,151)	(1,271,651)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,157,823	1,128,760	886,411	1,072,004	1,876,882
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(514,534)	(16,387)	10,791	132,497	206,713
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	18,002	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(324,961)	(12,277)	13,880	(145,489)	98,210
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0